Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Equipment

Equipment consists of the following at December 31:

	2011	2012	Estimated Useful lives in years
Computer hardware and software	$187,349	$190,339	3
Machinery and equipment	257,782	254,533	5
Molds, tools and dies	42,460	42,460	5
Office furniture and fixtures	29,520	44,138	5
	517,111	531,470
Accumulated depreciation and amortization	(496,943)	(505,425)
Equipment and leasehold improvements, net	$20,168	$26,045

Depreciation expense for year ended	$23,546	$14,082

In 2011, the Company determined that certain of its fully depreciated fixed assets were no longer in service and removed them from its accounting records.  There was no effect on the Company’s financial position or results of operations.